Schedule of weighted average aggregate ordinary shares (Details) - Forekast limited [member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Earnings used in the calculation of basic and diluted EPS (USD)	$ 539,214	$ 886,588
Number of ordinary shares for the purpose of basic EPS	10,000	10,000
Number of ordinary shares for the purpose of diluted EFS	10,000	10,000
Basic EPS	$ 53.92	$ 88.66
Diluted EPS	$ 53.92	$ 88.66